Supplemental Information	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Information
10. SUPPLEMENTAL INFORMATION
Certain balance sheet amounts are as follows:

	As of December 31,
In Thousands	2022	2021
Cash, cash equivalents, and restricted cash:
Cash and cash equivalents	$3,427	$13,823
Restricted cash	99	499
Non-current restricted cash	—	99

Total	$3,526	$14,421

	As of December 31,
In Thousands	2022	2021
Prepaid expenses and other current assets:
Common warrants – financing costs	$396	$—
Prepaid expenses and other current assets	210	859

Total	$606	$859

	As of December 31,
In Thousands	2022	2021
Other current liabilities:
Operating lease obligations – current	$367	$—
Other current liabilities	112	191

Total	$479	$191

	As of December 31,
In Thousands	2022	2021
Land, buildings, and equipment:
Land under capital lease	$—	$5,690
Buildings	900	804
Buildings under capital lease	—	3,812
Leasehold improvements	364	215
Leasehold improvements under capital lease	—	10,023
Office furniture and equipment	7,803	5,409
Office furniture and equipment under capital lease	414	1,788
Computer equipment and software	912	831
Construction in progress	—	849
Vehicles	—	38

Total land, buildings, and equipment	10,393	29,459
Less accumulated depreciation and amortization	(5,877)	(7,728)

Total	$4,516	$21,731

Certain statements of operations amounts are as follows:

	Year Ended December 31,
In Thousands	2022	2021	2020
Revenue:
Soybean grain	$—	$25,930	$12,976
Soybean meal	—	—	8,628
Soybean oil	—	—	2,220
Other	157	57	27

Total	$157	$25,987	$23,851

	Year Ended December 31,
In Thousands	2022	2021	2020
Stock-based compensation expense:
Research and development	$946	$1,465	$1,132
Selling, general, and administrative	3,052	625	3,839

Total	$3,998	$2,090	$4,971

	Year Ended December 31,
In Thousands	2022	2021	2020
Interest, net:
Interest expense	$(75)	$(1,431)	$(1,435)
Interest income	60	17	557
Common stock warrants – financing cost amortization	(72)	—	—

Total	$(87)	$(1,414)	$(878)

Supplemental statement of cash flows information is as follows:

	Year Ended December 31,
In Thousands	2022	2021	2020
Interest paid	$69	$1,425	$1,455

Non-cash
transactions not reported in the consolidated statement of cash flows are as follows:

	Year Ended December 31,
In Thousands	2022	2021	2020
Receivable from Jefferies for shares issued under ATM Facility	$(260)	$260	$—
Non-cash additions to land, buildings, and equipment	$(691)	$691	$—
Cumulative effect of adoption of lease accounting standard on stockholders’ equity	$832	$—	$—
Establishment of operating lease right-of-use assets and associated operating lease liabilities	$14,090	$—	$—